Consolidated Statements of Financial Condition (Parenthetical) - Tradeweb Markets Inc. only - $ / shares	Dec. 31, 2018	Nov. 07, 2018
Common Stock, par value per share	$ 0.01	$ 0.01
Common Stock, shares authorized	1,000	1,000
Common stock, shares issued	100
Common stock, shares outstanding	100